Commitments Lease agreements	12 Months Ended
Dec. 31, 2017
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Commitments Lease agreements

30 COMMITMENTS Lease agreements

The Company has signed contracts with Bio-Versneller NV, who has provided the Company with 8,000 m² of laboratory and office facilities within the Technologiepark since June 2010. The initial term of the contract was an extendable period of eight years.

Bio-Versneller NV was granted a pledge of €1.7 million in the framework of additional investments which it made in the Bio-Accelerator building at the request of the Company. The pledge has been reduced every year over a period of five years as from January 2012 and as at December 31, 2016 the outstanding amount was reduced to 0 euro.

In 2016, the Company and Bio-Versneller NV ended the existing service agreement and negotiated a new agreement starting from October 1, 2016. The new service agreement provides the Company with 8,800 m² of laboratory and office facilities. After an initial fixed period of three years both parties will be entitled to terminate the agreement with a notice period of minimum two years.

The Company was granted by KBC Bank NV a credit commitment of €1.6 million for the guarantee clause, which is mentioned in the contract.

The Company has also signed a contract with Devgen nv, who has provided the Company with 970.68 m² of laboratory facilities within the Technologiepark 30 as from May 2016, with an initial term of five years which can be extended.

In 2017, the Company also extended its lease agreement with Incubatie- en Innovatiecentrum Universiteit Gent NV, or IIC UGent, for a storage space of 42 square meters also in Ghent/Zwijnaarde, Belgium. This lease agreement is for a period of three years, commencing on March 1, 2017.

The Company further owns 25,322 m² of land on which the Company developed facilities for the housing of llamas.

Purchase commitments

The Company has entered into numerous agreements with universities, medical centers and external researchers for research and development work and for the validation of the Company’s technology and products. These agreements typically have durations of one to three years. The Company must pay fixed and variable fees to the collaborators and in exchange receives access and rights to the result of the work. The total commitment amounts to €75.9 million, of which €33.2 million is expected to be fulfilled within one year and the remainder between two to five years.